Income Tax Expense Benefit (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Federal							$ 476
State					61	16	34
Total Current					61	16	510
Deferred:
Federal					7,361	(494)	246
State					1,298	(82)	41
Total Deferred					8,659	(576)	287
Income tax expense (benefit)	$ 8	$ 11,468	$ 17	$ 8,720	$ 8,720	$ (560)	$ 797